SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 61.6%
	Automobiles & Components — 3.2%
	Automobiles — 3.2%
	Mercedes-Benz Group AG	133,563	$ 10,736,960
	Stellantis NV	407,726	7,157,316
			17,894,276
	Banks — 5.5%
	Banks — 5.5%
	BNP Paribas SA	72,998	4,597,712
	ING Groep NV Series N,	526,300	7,085,698
	JPMorgan Chase & Co.	56,700	8,246,448
	Mitsubishi UFJ Financial Group, Inc.	1,060,100	7,824,294
	Regions Financial Corp.	184,100	3,280,662
			31,034,814
	Capital Goods — 0.3%
	Industrial Conglomerates — 0.3%
	Siemens AG	11,200	1,864,259
			1,864,259
	Consumer Discretionary Distribution & Retail — 1.3%
	Broadline Retail — 1.3%
[a]	Alibaba Group Holding Ltd.	202,000	2,093,211
	JD.com, Inc. Class A	4,361	73,685
[a]	MercadoLibre, Inc.	4,300	5,093,780
			7,260,676
	Consumer Durables & Apparel — 0.8%
	Household Durables — 0.8%
	Sony Group Corp. Sponsored ADR	53,225	4,792,379
			4,792,379
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[a,b]	Meituan Class B	9,160	142,964
			142,964
	Consumer Staples Distribution & Retail — 1.3%
	Consumer Staples Distribution & Retail — 1.3%
	Tesco plc	2,262,700	7,138,091
			7,138,091
	Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
	Enbridge, Inc.	198,615	7,382,376
	Equinor ASA	197,400	5,739,783
	Petroleo Brasileiro SA Sponsored ADR	538,585	7,448,631
	TotalEnergies SE	145,046	8,317,312
			28,888,102
	Financial Services — 4.0%
	Capital Markets — 1.6%
	CME Group, Inc.	49,000	9,079,210
	Financial Services — 2.4%
[a,b]	Adyen NV	2,650	4,585,627
	Mastercard, Inc. Class A	22,400	8,809,920
			22,474,757
	Food, Beverage & Tobacco — 2.0%
	Food Products — 0.2%
	Nestle SA	12,000	1,442,601
	Tobacco — 1.8%
	Altria Group, Inc.	223,200	10,110,960

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			11,553,561
	Insurance — 5.4%
	Insurance — 5.4%
	Assicurazioni Generali SpA	555,984	$ 11,296,566
	Legal & General Group plc	1,643,600	4,744,594
	NN Group NV	399,285	14,774,585
			30,815,745
	Materials — 4.9%
	Chemicals — 2.5%
	Fertiglobe plc	2,294,190	2,073,703
	LyondellBasell Industries NV Class A	82,904	7,613,074
	OCI NV	195,769	4,693,302
	Metals & Mining — 2.4%
	BHP Group Ltd.	370,500	11,103,921
	Glencore plc	345,478	1,950,274
[a,c]	MMC Norilsk Nickel PJSC	30,700	181,130
[a,c]	Severstal PAO GDR	236,300	14,178
			27,629,582
	Media & Entertainment — 4.6%
	Entertainment — 2.0%
	Nintendo Co. Ltd.	196,000	8,886,184
[a]	Sea Ltd. ADR	47,345	2,747,904
	Interactive Media & Services — 2.6%
[a]	Meta Platforms, Inc. Class A	37,200	10,675,656
	Tencent Holdings Ltd.	91,600	3,876,284
			26,186,028
	Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
	Biotechnology — 0.4%
	AbbVie, Inc.	19,400	2,613,762
	Pharmaceuticals — 5.6%
	Novartis AG	100,143	10,069,683
	Pfizer, Inc.	334,611	12,273,532
	Roche Holding AG	30,180	9,222,088
			34,179,065
	Semiconductors & Semiconductor Equipment — 4.6%
	Semiconductors & Semiconductor Equipment — 4.6%
	ASML Holding NV	11,610	8,399,438
	QUALCOMM, Inc.	62,500	7,440,000
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	100,682	10,160,828
			26,000,266
	Software & Services — 1.6%
	Information Technology Services — 0.2%
[a]	Shopify, Inc. Class A	17,500	1,130,500
	Software — 1.4%
	Microsoft Corp.	10,700	3,643,778
[a]	ServiceNow, Inc.	7,500	4,214,775
			8,989,053
	Technology Hardware & Equipment — 3.8%
	Communications Equipment — 2.9%
	Cisco Systems, Inc.	232,300	12,019,202
	Telefonaktiebolaget LM Ericsson Class B	777,800	4,212,315
	Electronic Equipment, Instruments & Components — 0.9%
	Keyence Corp.	11,000	5,172,390
			21,403,907
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.5%
	Orange SA	754,590	8,812,122

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 0.3%
	Vodafone Group plc	1,750,000	$ 1,643,982
			10,456,104
	Transportation — 0.6%
	Air Freight & Logistics — 0.6%
	Deutsche Post AG	67,495	3,294,390
			3,294,390
	Utilities — 4.8%
	Electric Utilities — 4.8%
	Endesa SA	446,400	9,571,748
	Enel SpA	2,598,049	17,486,230
			27,057,978
	Total Common Stock (Cost $413,717,981)		349,055,997
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[c,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	102	2,295,000
			2,295,000
	Total Preferred Stock (Cost $2,358,500)		2,295,000
	Asset Backed Securities — 4.9%
	Auto Receivables — 1.7%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 2,000,000	1,994,507
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	846,006
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	992,203
[b]	Series 2022-P1 Class XS, due 1/10/2029	100,215,801	371,189
[b]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	16,617	212,588
	JPMorgan Chase Bank NA - CACLN,
[b]	Series 2020-1 Class R, 33.784% due 1/25/2028	907,392	1,064,780
[b]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,198,057	1,441,172
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	1,557,296	1,504,454
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	970,650
			9,397,549
	Credit Card — 0.3%
[b]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	2,000,000	1,997,559
			1,997,559
	Other Asset Backed — 2.9%
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	661,640
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	2,500,000	2,210,771
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	899,346
	LP LMS Asset Securitization Trust,
[b]	Series 2021-2A Class A, 1.75% due 1/15/2029	742,406	725,836
[b]	Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	861,018
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	12,510	1,480,942
[b]	Mosaic Solar Loan Trust Series 2021-3A Class R, due 6/20/2052	8,500,000	675,988
[b]	NRZ Advance Receivables Trust, Series 2020-T2 Class AT2, 1.475% due 9/15/2053	2,000,000	1,973,403
[b]	Pagaya AI Debt Selection Trust, Series 2021-1 Class B, 2.13% due 11/15/2027	1,999,176	1,959,531
[d]	Prosper Marketplace Issuance Trust Series 2019-4A Class CERT, due 2/17/2026	44,850	768,405
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	841,742	796,286
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	1,324,233
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	958,005
[b]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	911,081	909,280
			16,204,684
	Total Asset Backed Securities (Cost $32,833,022)		27,599,792

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 24.0%
	Automobiles & Components — 0.6%
	Construction & Engineering — 0.3%
[b,e]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	$ 2,000,000	$ 1,821,080
	Trading Companies & Distributors — 0.3%
[b]	LKQ Corp., 6.25% due 6/15/2033	1,750,000	1,760,133
			3,581,213
	Capital Goods — 0.5%
	Aerospace & Defense — 0.5%
[b]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	3,000,000	2,978,010
			2,978,010
	Commercial & Professional Services — 0.7%
	Commercial Services & Supplies — 0.7%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	421,995
[e]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,815,140
	Equifax, Inc., 5.10% due 6/1/2028	2,000,000	1,973,340
			4,210,475
	Consumer Durables & Apparel — 0.7%
	Household Durables — 0.5%
[b]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	3,000,000	2,797,650
	Leisure Products — 0.2%
[b]	Vista Outdoor, Inc., 4.50% due 3/15/2029	1,250,000	1,025,513
			3,823,163
	Consumer Services — 0.9%
	Hotels, Restaurants & Leisure — 0.9%
[b]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	1,455,000	1,447,900
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	2,350,000	1,988,311
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,767,180
			5,203,391
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,457,430
			1,457,430
	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
[b]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	1,949,060
[b]	CITGO Petroleum Corp., 7.00% due 6/15/2025	3,000,000	2,945,880
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	1,969,180
[e]	Ecopetrol SA, 8.875% due 1/13/2033	2,000,000	1,978,560
	Kinder Morgan, Inc., 5.55% due 6/1/2045	2,000,000	1,844,100
[b,e]	Parkland Corp., 4.50% due 10/1/2029	2,000,000	1,737,620
[b,e]	Petroleos Mexicanos, 6.70% due 2/16/2032	6,352,000	4,950,177
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,922,940
			19,297,517
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Diversified REITs — 0.5%
[b]	Iron Mountain, Inc., 5.25% due 7/15/2030	3,000,000	2,703,210
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	1,809,880
			4,513,090
	Financial Services — 2.7%
	Capital Markets — 1.6%
[b,e]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,491,717
[b]	LPL Holdings, Inc., 4.625% due 11/15/2027	3,000,000	2,808,240
	Nasdaq, Inc., 5.55% due 2/15/2034	3,000,000	3,011,850
[b]	StoneX Group, Inc., 8.625% due 6/15/2025	2,000,000	2,022,180

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Finance — 0.6%
[b]	FirstCash, Inc., 5.625% due 1/1/2030	$ 3,500,000	$ 3,162,005
	Financial Services — 0.5%
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,867,880
			15,363,872
	Food, Beverage & Tobacco — 2.4%
	Beverages — 0.5%
[b,e]	Bacardi Ltd./Bacardi-Martini BV, 5.90% due 6/15/2043	3,000,000	3,025,830
	Food Products — 0.9%
	Kraft Heinz Foods Co., 4.375% due 6/1/2046	3,000,000	2,556,240
[b]	Post Holdings, Inc., 4.625% due 4/15/2030	3,000,000	2,630,790
	Tobacco — 1.0%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,647,735
			13,860,595
	Health Care Equipment & Services — 0.8%
	Health Care Providers & Services — 0.8%
	Centene Corp., 2.625% due 8/1/2031	2,000,000	1,593,400
[b]	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,017,010
			4,610,410
	Household & Personal Products — 2.5%
	Household Durables — 0.7%
	Newell Brands, Inc., 6.00% due 4/1/2046	5,000,000	3,959,500
	Household Products — 1.4%
[b]	Prestige Brands, Inc., 3.75% due 4/1/2031	3,300,000	2,719,002
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,190,430
	4.50% due 10/15/2029	1,500,000	1,301,370
[b]	Spectrum Brands, Inc., 3.875% due 3/15/2031	3,000,000	2,460,570
	Personal Care Products — 0.4%
[b]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,500,000	2,363,075
			13,993,947
	Insurance — 0.1%
	Insurance — 0.1%
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	784,720
			784,720
	Materials — 2.2%
	Chemicals — 0.3%
[b,e]	SPCM SA, 3.125% due 3/15/2027	2,000,000	1,793,940
	Containers & Packaging — 1.1%
	Ball Corp., 3.125% due 9/15/2031	1,500,000	1,234,350
[b]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,293,178
[b]	Sealed Air Corp., 5.00% due 4/15/2029	1,960,000	1,823,839
	Metals & Mining — 0.8%
[e]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	3,000,000	2,955,510
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,214,760
			12,315,577
	Media & Entertainment — 1.1%
	Media — 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.25% due 1/15/2034	2,000,000	1,512,100
[b]	4.75% due 3/1/2030	2,000,000	1,711,320
[b,e]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	3,000,000	2,754,300
			5,977,720
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,613,580
			1,613,580

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software & Services — 2.2%
	Information Technology Services — 0.9%
	Leidos, Inc., 5.50% due 7/1/2033	$ 2,000,000	$ 1,870,420
[b]	Sabre GLBL, Inc., 9.25% due 4/15/2025	122,000	113,699
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,813,790
	Internet Software & Services — 0.3%
[b,e]	Prosus NV, 4.027% due 8/3/2050	3,000,000	1,886,580
	Software — 1.0%
[b]	Audatex North America, Inc., 6.125% due 11/1/2023	250,000	247,628
[b]	Fair Isaac Corp., 4.00% due 6/15/2028	2,000,000	1,835,900
[b]	MSCI, Inc., 3.875% due 2/15/2031	2,500,000	2,167,300
[b,e]	Open Text Corp., 3.875% due 12/1/2029	2,000,000	1,672,160
			12,607,477
	Technology Hardware & Equipment — 0.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	2,000,000	1,617,960
	Office Electronics — 0.3%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	2,000,000	1,726,400
			3,344,360
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,e]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,619,140
			1,619,140
	Utilities — 0.9%
	Electric Utilities — 0.9%
[b,e]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,800,200
[e]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,740,000	3,143,320
			4,943,520
	Total Corporate Bonds (Cost $144,765,345)		136,099,207
	Other Government — 0.4%
[b,e]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,242,450
	Total Other Government (Cost $2,302,121)		2,242,450
	U.S. Government Agencies — 0.1%
[b,d,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.415%), 9/15/2025	1,000,000	925,000
	Total U.S. Government Agencies (Cost $1,048,299)		925,000
	Mortgage Backed — 4.6%
[b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 3.65% due 12/25/2056	1,500,000	1,030,039
[b,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,821,409	1,647,377
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	350,000	144,179
[b,d]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	200,000	59,041
[b,d]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.908% (LIBOR 1 Month + 3.71%) due 8/15/2023	2,000,000	1,795,650
[b,d]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,545,785	1,420,896
[d]	Federal National Mtg Assoc., Pool CB2214, 1.549% (2.21% - SOFR30A) due 11/1/2051	2,940,590	2,609,919
[b,d]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	965,374	863,363
[b,d]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.475% due 5/25/2065	3,000,000	2,527,838
[b,d]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,405,652	1,369,114
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-11 Class B5, 3.027% due 1/25/2052	720,768	438,166
[b,d]	Series 2021-11 Class B6, 2.607% due 1/25/2052	874,950	370,666
[b,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,916,618	1,883,652
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	103,647,063	485,006
[b,d,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,101,711	262,465
[b,d]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	316,840	209,369
[b,d]	Series 2021-INV2 Class B6, 3.138% due 8/25/2051	1,530,566	668,645

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,d,g]	Series 2021-INV3 Class AX1, 0.168% due 10/25/2051	$ 27,125,099	$ 180,073
[b,d,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,201,713	58,956
[b,d]	Series 2021-INV3 Class B5, 3.218% due 10/25/2051	96,309	63,033
[b,d]	Series 2021-INV3 Class B6, 3.017% due 10/25/2051	417,672	185,658
	MFA Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	572,117
[b,d]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	2,500,000	2,006,788
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AX1, 0.752% due 6/25/2051	33,378,276	1,213,574
[b,d]	Series 2021-INV1 Class B5, 3.252% due 6/25/2051	368,593	238,346
[b,d]	Series 2021-INV1 Class B6, 0.784% due 6/25/2051	660,136	328,746
[b,d]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-9 Class A1, 2.50% due 1/25/2052	2,345,910	1,879,954
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	29,013,779	719,414
[b,d]	Series 2021-INV1 Class B4, 3.316% due 8/25/2051	507,537	352,677
[b,d]	Series 2021-INV1 Class B5, 3.316% due 8/25/2051	401,196	259,349
[b,d]	Series 2021-INV1 Class B6, 3.316% due 8/25/2051	311,568	120,131
	Total Mortgage Backed (Cost $28,600,523)		25,964,201
	Short-Term Investments — 2.6%
[h]	Thornburg Capital Management Fund	1,437,294	14,372,940
	Total Short-Term Investments (Cost $14,372,940)		14,372,940
	Total Investments — 98.6% (Cost $639,998,731)		$558,554,587
	Other Assets Less Liabilities — 1.4%		8,120,852
	Net Assets — 100.0%		$566,675,439

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2023
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.1)%
AUTOMOBILES & COMPONENTS – (0.0)%
Mercedes-Benz Group AG	JPM	36,200	EUR	74.00	7/21/2023	EUR	2,666,854	$ 56,882	$ (50,201)
Mercedes-Benz Group AG	JPM	34,400	EUR	78.00	8/18/2023	EUR	2,534,248	42,568	(28,504)

								99,450	(78,705)
BANKS – (0.1)%
Mitsubishi UFJ Financial Group, Inc.	JPM	401,000	JPY	1,000.00	7/13/2023	JPY	427,065,000	82,158	(190,564)
CAPITAL GOODS – (0.0)%
Siemens AG	GST	11,200	EUR	162.00	7/21/2023	EUR	1,708,448	41,707	(4,485)
ENERGY – (0.0)%
Petroleo Brasileiro SA	GST	136,000	USD	14.00	7/14/2023	USD	1,880,880	28,560	(44,406)
FINANCIAL SERVICES – (0.0)%
Mastercard, Inc.	GST	6,000	USD	395.00	7/21/2023	USD	2,359,800	16,620	(29,394)
INSURANCE – (0.0)%
Assicurazioni Generali SpA	GST	130,495	EUR	18.75	7/21/2023	EUR	2,429,817	38,530	(29,269)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Novartis AG	GST	19,600	CHF	92.00	7/21/2023	CHF	1,764,000	22,564	(11,061)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
ASML Holding NV	JPM	4,660	EUR	680.00	7/21/2023	EUR	3,089,580	104,693	(64,952)
SOFTWARE & SERVICES – (0.0)%
ServiceNow, Inc.	BOA	2,500	USD	620.00	7/21/2023	USD	1,404,925	13,675	(3,376)
TECHNOLOGY HARDWARE & EQUIPMENT – (0.0)%
Cisco Systems, Inc.	BOA	58,200	USD	55.00	8/18/2023	USD	3,011,268	34,920	(22,850)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2023
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
TELECOMMUNICATION SERVICES – (0.0)%
Orange SA	GST	379,022	EUR	10.75	8/18/2023	EUR	4,056,294	$ 57,879	$ (110,093)
TRANSPORTATION – (0.0)%
Deutsche Group AG	JPM	67,495	EUR	44.00	7/21/2023	EUR	3,019,051	55,361	(96,400)

TOTAL WRITTEN CALL OPTIONS								$596,117	$(685,555)
WRITTEN PUT OPTIONS – (0.1)%
BANKS – (0.0)%
ING Groep NV	JPM	155,000	EUR	11.75	7/21/2023	EUR	1,912,390	$ 18,442	$ (14,401)
ENERGY – (0.0)%
Shell plc	GST	94,700	EUR	27.50	7/21/2023	EUR	2,613,246	42,459	(43,764)
HEALTH CARE EQUIPMENT & SERVICES – (0.0)%
Medtronic plc	BOA	33,600	USD	85.00	7/21/2023	USD	2,960,160	21,168	(11,330)
INSURANCE – (0.0)%
NN Group NV	GST	40,700	EUR	32.00	8/18/2023	EUR	1,380,137	35,606	(17,223)
MATERIALS – (0.1)%
Glencore plc	JPM	415,000	GBP	4.30	8/29/2023	GBP	1,844,675	72,667	(67,697)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
AbbVie, Inc.	BOA	15,100	USD	130.00	7/7/2023	USD	2,034,423	17,365	(1,049)
AbbVie, Inc.	JPM	13,600	USD	125.00	7/28/2023	USD	1,832,328	15,640	(9,709)

								33,005	(10,758)
UTILITIES – (0.0)%
Enel SpA	JPM	212,000	EUR	6.10	7/21/2023	EUR	1,307,616	15,273	(12,431)

TOTAL WRITTEN PUT OPTIONS								$238,620	$(177,604)

TOTAL								$834,737	$(863,159)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Bank of America ("BOA") and Goldman Sachs International ("GST").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Trust’s portfolio was $155,732,187, representing 27.48% of the Trust’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Interest only.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will beconsidered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2023 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$12,806,004	$136,294,501	$(134,727,565)	$-	$-	$14,372,940	$443,846